Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Gains on mortgage loans held for sale									$ 83,327	$ 71,420	$ 16,735
Changes in mortgage servicing rights valuation									14,422	0	0
Loan origination and other loan fees									21,227	9,871	4,288
Loan servicing fees									22,204	5,908	2,628
Interest income									16,767	5,257	2,371
Other revenue									0	1,172	0
Total revenues	43,845	31,866	43,354	38,882	32,421	30,884	17,350	12,973	157,947	93,628	26,022
Expenses
Salaries, commissions and benefits									72,475	32,737	13,085
General and administrative expense									23,085	7,706	3,163
Interest expense									14,426	6,239	2,728
Occupancy, equipment and communication									9,843	2,999	1,607
Impairment of mortgage servicing rights									0	11,698	2
Amortization of mortgage servicing rights									0	3,679	960
Provision for mortgage repurchases and indemnifications									(417)	0	0
Depreciation and amortization expense									2,209	750	357
Loss on disposal of property and equipment									105	11	86
Total expenses	40,644	29,376	28,669	23,037	26,166	15,593	14,662	9,398	121,726	65,819	21,988
Income before income tax expense	3,201	2,490	14,685	15,845	6,255	15,291	2,688	3,575	36,221	27,809	4,034
Income tax expense									13,623	10,724	1,699
Net income	2,065	1,683	9,135	9,715	3,741	9,466	1,658	2,220	22,598	17,085	2,335
Less: preferred stock dividends									(27)	(119)	(257)
Net income attributable to common stockholders									$ 22,571	$ 16,966	$ 2,078
Earnings per share:
Basic (in dollars per share)	$ 0.08	$ 0.10	$ 0.86	$ 3.42	$ 1.18	$ 2.90	$ 0.49	$ 0.71	$ 1.61	$ 5.31	$ 0.70
Diluted (in dollars per share)	$ 0.08	$ 0.10	$ 0.63	$ 0.86	$ 0.38	$ 1.00	$ 0.25	$ 0.49	$ 1.32	$ 2.26	$ 0.59